Item 1.05 Material Cybersecurity Incident.	Aug. 25, 2025
Material Cybersecurity Incident [Abstract]
Item 1.05 Material Cybersecurity Incident.

Item 1.05 Material Cybersecurity Incident.

As disclosed in a Current Report on Form 8-K (the “Original Report”), on August 25, 2025, Wytec International, Inc. (the “Company”) became aware of a cybersecurity incident in which a bad actor published a defaced website at the Company’s web address, wytecintl.com. After the Company restored the website from back-ups, the bad actor was able to deface the website again. To date the Company has received no contact from the bad actor, nor is it aware of any reason for this attack. On August 25, 2025, the Company took the website down, placing a temporary page on the site, while the Company continued to review the entire web platform, so that the site could return as soon as security had been confirmed.

Since the filing of the Original Report, the Company has restored the IT systems and data that were impacted by the cyber incident and continues to work through minor operational impacts. The authorities have closed this investigation and were unable to identify the source.

As of the date of this Amendment, the Company believes that the impacts of the cyber incident consist primarily of costs associated with rebuilding the website on a new server and hosting platform and enhancing security protocols.

Forward-Looking Statements

This report may contain forward-looking statements concerning future events or anticipated performance by the Company. These statements reflect management’s current expectations but are subject to risks and uncertainties that could cause actual results to differ materially from those projected.